Disclosure of detailed information about research and development expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Research and development expense	$ 43,426	$ 37,135
Research and development programs, excluding the below items
Statements [Line Items]
Research and development expense	27,493	22,831
Salaries, fees and short-term benefits
Statements [Line Items]
Research and development expense	8,510	7,969
License agreement amendment (note 9(b))
Statements [Line Items]
Research and development expense	3,000	0
Share-based compensation
Statements [Line Items]
Research and development expense	2,148	2,911
Amortization of intangible assets
Statements [Line Items]
Research and development expense	2,338	3,860
Change in fair value of contingent consideration
Statements [Line Items]
Research and development expense	(674)	(1,158)
Depreciation of property and equipment
Statements [Line Items]
Research and development expense	808	849
Tax credits
Statements [Line Items]
Research and development expense	$ (197)	$ (127)